FINANCIAL ASSETS	12 Months Ended
Dec. 31, 2019
Financial Instruments [Abstract]
FINANCIAL ASSETS
FINANCIAL ASSETS

US$ MILLIONS	2019	2018
Current:
Marketable securities	$142	$173
Foreign currency forward contracts	112	123
Cross currency interest rate swaps	92	—
Loans and receivables	61	61
Other	25	67
Total current	$432	$424

Non-current:
Foreign currency forward contracts	$29	$118
Cross currency interest rate swaps	542	594
Loans and receivables	85	97
Other	107	112
Total non-current	$763	$921